Goodwill and Intangible Assets - Acquisition Through Business Combination: (Details) $ in Thousands	12 Months Ended
Sep. 30, 2021 USD ($)
Acquisition through business combination
Goodwill at beginning of period	$ 3,895
Goodwill at end of period	12,456
Sleepwell, LLC
Acquisition through business combination
Goodwill, acquisitions through business combinations	4,641
Mayhugh Drugs, Inc.
Acquisition through business combination
Goodwill, acquisitions through business combinations	1,587
Med Supply Center, Inc.
Acquisition through business combination
Goodwill, acquisitions through business combinations	766
Semo Drug-Care Plus of Mo. Inc
Acquisition through business combination
Goodwill, acquisitions through business combinations	482
Oxygen Plus, Inc.
Acquisition through business combination
Goodwill, acquisitions through business combinations	327
Medical West Healthcare.
Acquisition through business combination
Goodwill, acquisitions through business combinations	$ 758